Borrowings and other financial liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing		$ 12,395	$ 13,247
Current borrowings		1,136	584
Total borrowings		13,531	13,831
Notional amount		1,377	1,522
Cumulative amount utilised from debt issuance		1,100	1,200
Carrying value of bonds		1,200	$ 1,300
Buy-back of bonds		1,200
Increase in stated percentage			1.00%
Debt instrument restrictive covenants		4,400	$ 4,500
European debt issuance programme
Disclosure of detailed information about borrowings [Line Items]
Notional amount		$ 10,000	10,000
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		2.875%
Non-current borrowing		$ 497	555
Current borrowings		0	0
Total borrowings		$ 497	555
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.75%	3.75%
Non-current borrowing		$ 0	1,299
Current borrowings		0	0
Total borrowings		$ 0	1,299
Buy-back of bonds	$ 1,200
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.125%
Non-current borrowing		$ 934	1,005
Current borrowings		0	0
Total borrowings		$ 934	1,005
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.25%
Non-current borrowing		$ 105	109
Current borrowings		0	0
Total borrowings		$ 105	109
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.00%
Non-current borrowing		$ 682	717
Current borrowings		0	0
Total borrowings		$ 682	717
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.25%
Non-current borrowing		$ 420	438
Current borrowings		0	0
Total borrowings		$ 420	438
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		6.125%
Non-current borrowing		$ 722	744
Current borrowings		0	0
Total borrowings		$ 722	744
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.75%
Non-current borrowing		$ 283	292
Current borrowings		0	0
Total borrowings		$ 283	292
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.20%
Non-current borrowing		$ 1,156	1,173
Current borrowings		0	0
Total borrowings		$ 1,156	1,173
Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.75%
Non-current borrowing		$ 495	501
Current borrowings		0	0
Total borrowings		$ 495	501
Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.125%
Non-current borrowing		$ 735	743
Current borrowings		0	0
Total borrowings		$ 735	743
Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.75%	2.75%
Non-current borrowing		$ 1,225	0
Current borrowings		0	0
Total borrowings	$ 1,250	$ 1,225	0
Rio Tinto Finance (USA) plc Bonds 2.75% 2051 | Fixed interest rate
Disclosure of detailed information about borrowings [Line Items]
Borrowings term	30 years
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		2.65%
Non-current borrowing		$ 597	674
Current borrowings		76	4
Total borrowings		$ 673	678
Oyu Tolgoi LLC Commercial Banks, B Loan LIBOR plus 3.4% due 2027
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.40%
Non-current borrowing		$ 1,387	1,571
Current borrowings		178	10
Total borrowings		$ 1,565	1,581
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		2.30%
Non-current borrowing		$ 237	275
Current borrowings		41	2
Total borrowings		$ 278	277
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.65%
Non-current borrowing		$ 805	867
Current borrowings		61	5
Total borrowings		$ 866	872
Oyu Tolgoi LLC International Financial Instritutions, A Loan, LIBOR plus 3.78% due 2030
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.78%
Non-current borrowing		$ 744	771
Current borrowings		32	6
Total borrowings		776	777
Other secured loans
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing		0	246
Current borrowings		246	68
Total borrowings		246	314
Other unsecured loans
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing		332	322
Current borrowings		176	256
Total borrowings		508	578
Lease liabilities
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing		1,039	945
Current borrowings		324	233
Total borrowings		1,363	1,178
Bank overdrafts
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing		0	0
Current borrowings		2	0
Total borrowings		$ 2	$ 0